Credit Risk - Disclosure of ECL by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Total JAs as a percentage of Total ECL (%)	8.00%	11.00%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 813	£ 870
Accumulated impairment | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	61	92
Accumulated impairment | Affordability and Cost of Living | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	9	31
Accumulated impairment | Adjustments to modelled forecast parameters | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	25	37
Accumulated impairment | Corporate single large exposure | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	27	24
Accumulated impairment | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	138	173
Accumulated impairment | Mortgages | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	25	39
Accumulated impairment | Mortgages | Affordability and Cost of Living | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	2	11
Accumulated impairment | Mortgages | Adjustments to modelled forecast parameters | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	23	28
Accumulated impairment | Mortgages | Corporate single large exposure | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	155	150
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Financial assets	134	136
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Judgemental Adjustments | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	(5)	1
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Judgemental Adjustments | Other
Disclosure of credit risk exposure [line items]
Financial assets	19	14
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Affordability and Cost of Living | Judgemental Adjustments | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Affordability and Cost of Living | Judgemental Adjustments | Other
Disclosure of credit risk exposure [line items]
Financial assets	6	6
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Adjustments to modelled forecast parameters | Judgemental Adjustments | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	(5)	1
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Adjustments to modelled forecast parameters | Judgemental Adjustments | Other
Disclosure of credit risk exposure [line items]
Financial assets	13	8
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Corporate single large exposure | Judgemental Adjustments | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Retail & Business Banking, Unsecured Lending | Corporate single large exposure | Judgemental Adjustments | Other
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Consumer Finance
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Accumulated impairment | Consumer Finance | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	(11)	0
Accumulated impairment | Consumer Finance | Affordability and Cost of Living | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Consumer Finance | Adjustments to modelled forecast parameters | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	(11)	0
Accumulated impairment | Consumer Finance | Corporate single large exposure | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	323	342
Accumulated impairment | Corporate & Commercial Banking | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	33	38
Accumulated impairment | Corporate & Commercial Banking | Affordability and Cost of Living | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	1	14
Accumulated impairment | Corporate & Commercial Banking | Adjustments to modelled forecast parameters | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	5	0
Accumulated impairment | Corporate & Commercial Banking | Corporate single large exposure | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	27	24
Accumulated impairment | Corporate Centre
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Affordability and Cost of Living | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Adjustments to modelled forecast parameters | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Accumulated impairment | Corporate Centre | Corporate single large exposure | Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before Judgemental Adjustments | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	752	778
ECL before Judgemental Adjustments | Accumulated impairment | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	113	134
ECL before Judgemental Adjustments | Accumulated impairment | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	160	149
ECL before Judgemental Adjustments | Accumulated impairment | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Financial assets	115	122
ECL before Judgemental Adjustments | Accumulated impairment | Consumer Finance
Disclosure of credit risk exposure [line items]
Financial assets	74	69
ECL before Judgemental Adjustments | Accumulated impairment | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	290	304
ECL before Judgemental Adjustments | Accumulated impairment | Corporate Centre
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before Judgemental Adjustments | Accumulated impairment | Modelled ECL
Disclosure of credit risk exposure [line items]
Financial assets	564	610
ECL before Judgemental Adjustments | Accumulated impairment | Modelled ECL | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	105	128
ECL before Judgemental Adjustments | Accumulated impairment | Modelled ECL | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	160	149
ECL before Judgemental Adjustments | Accumulated impairment | Modelled ECL | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Financial assets	115	122
ECL before Judgemental Adjustments | Accumulated impairment | Modelled ECL | Consumer Finance
Disclosure of credit risk exposure [line items]
Financial assets	74	69
ECL before Judgemental Adjustments | Accumulated impairment | Modelled ECL | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	110	142
ECL before Judgemental Adjustments | Accumulated impairment | Modelled ECL | Corporate Centre
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before Judgemental Adjustments | Accumulated impairment | Individually assessed
Disclosure of credit risk exposure [line items]
Financial assets	188	168
ECL before Judgemental Adjustments | Accumulated impairment | Individually assessed | Mortgages
Disclosure of credit risk exposure [line items]
Financial assets	8	6
ECL before Judgemental Adjustments | Accumulated impairment | Individually assessed | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before Judgemental Adjustments | Accumulated impairment | Individually assessed | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before Judgemental Adjustments | Accumulated impairment | Individually assessed | Consumer Finance
Disclosure of credit risk exposure [line items]
Financial assets	0	0
ECL before Judgemental Adjustments | Accumulated impairment | Individually assessed | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	180	162
ECL before Judgemental Adjustments | Accumulated impairment | Individually assessed | Corporate Centre
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0